January 28, 2015

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Chester Funds (the “Trust”)
File No. 2-92948

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Statement of
Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Laura Merianos
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov
U. S. Securities and Exchange Commission